Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Autohome Inc.	¥ 1,227,914	$ 176,857	¥ 990,649	¥ 748,680
Denominator:
Weighted average ordinary shares outstanding	114,237,600	114,237,600
Basic earnings per share | (per share)	¥ 10.75	$ 1.55	¥ 8.83	¥ 7.01
Numerator:
Net income attributable to Autohome Inc.	¥ 1,227,914	$ 176,857
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 16)	0	0
Net income attributable to Autohome Inc.	¥ 1,227,914	$ 176,857
Denominator:
Weighted average ordinary shares outstanding	114,237,600	114,237,600
Conversion of Class B into Class A ordinary shares (Note 16)	0	0
Dilutive effect of share-based awards	1,798,727	1,798,727
Weighted-average number of shares outstanding- diluted	116,036,327	116,036,327
Diluted earnings per share | (per share)	¥ 10.58	$ 1.52	¥ 8.57	¥ 6.64
Class A Ordinary Shares [Member]
Numerator:
Net income attributable to Autohome Inc. | ¥			¥ 444,916	¥ 270,988
Denominator:
Weighted average ordinary shares outstanding			50,403,077	38,633,284
Basic earnings per share | ¥ / shares			¥ 8.83	¥ 7.01
Numerator:
Net income attributable to Autohome Inc. | ¥			¥ 461,052	¥ 296,797
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 16) | ¥			529,597	451,883
Net income attributable to Autohome Inc. | ¥			¥ 990,649	¥ 748,680
Denominator:
Weighted average ordinary shares outstanding			50,403,077	38,633,284
Conversion of Class B into Class A ordinary shares (Note 16)			61,824,328	68,102,019
Dilutive effect of share-based awards			3,419,421	6,096,282
Weighted-average number of shares outstanding- diluted			115,646,826	112,831,585
Diluted earnings per share | ¥ / shares			¥ 8.57	¥ 6.64
Class B Ordinary Shares [Member]
Numerator:
Net income attributable to Autohome Inc. | ¥			¥ 545,733	¥ 477,692
Denominator:
Weighted average ordinary shares outstanding			61,824,328	68,102,019
Basic earnings per share | ¥ / shares			¥ 8.83	¥ 7.01
Numerator:
Net income attributable to Autohome Inc. | ¥			¥ 529,597	¥ 451,883
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 16) | ¥			0	0
Net income attributable to Autohome Inc. | ¥			¥ 529,597	¥ 451,883
Denominator:
Weighted average ordinary shares outstanding			61,824,328	68,102,019
Conversion of Class B into Class A ordinary shares (Note 16)			0	0
Dilutive effect of share-based awards			0	0
Weighted-average number of shares outstanding- diluted			61,824,328	68,102,019
Diluted earnings per share | ¥ / shares			¥ 8.57	¥ 6.64